Note 24 - Income Tax (Expense) Benefit (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate	22.00%	23.00%	24.00%	25.00%